Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	S-4/A
Entity Central Index Key	0001820872
Entity Registrant Name	APOLLO STRATEGIC GROWTH CAPITAL
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2